Segment Reporting and Geographic Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Country	Dec. 31, 2015 USD ($) Country	Dec. 31, 2014 Country
Segment Reporting Information [Line Items]
Property and equipment, net	$ 14,779	$ 6,625
International
Segment Reporting Information [Line Items]
Number of country accounted for more than 10% of gross billings | Country	0	0	0
Property and equipment, net	$ 2,500	$ 100